Property and Equipment - Additional Information (Detail) ₱ in Millions											1 Months Ended					12 Months Ended
	Jan. 01, 2026 Site	Dec. 31, 2025 Site	Mar. 16, 2023 PHP (₱) TelecomTower Site	Mar. 15, 2023 PHP (₱) Site Servicepoint TelecomTower	Feb. 10, 2023 PHP (₱) TelecomTower	Dec. 15, 2022 TelecomTower Servicepoint Site	Jul. 29, 2022 PHP (₱)	Apr. 19, 2022 PHP (₱) Site TelecomTower	Jun. 13, 2017 PHP (₱)	May 30, 2016 PHP (₱)	Dec. 31, 2022 PHP (₱) TelecomTower	Oct. 31, 2022 TelecomTower	Sep. 30, 2022 TelecomTower	Aug. 31, 2022 PHP (₱) TelecomTower	Jun. 30, 2022 TelecomTower	Dec. 31, 2022 PHP (₱) TelecomTower Site	Dec. 31, 2021 PHP (₱)	Dec. 31, 2020 PHP (₱)
Disclosure of detailed information about property, plant and equipment [line items]
Interest capitalized to property and equipment | ₱																₱ 1,748	₱ 1,582	₱ 1,597
Average interest capitalization rate																4.00%	4.00%	4.00%
Net foreign exchange differences qualified as borrowing costs | ₱																₱ 351	₱ 29	₱ 0
Cost of fully depreciated property and equipment that are still being used | ₱											₱ 83,055					83,055	77,201
Total consideration | ₱							₱ 100		₱ 21,800	₱ 26,200				₱ 136
Net book value | ₱											292,745					292,745	₱ 302,736	₱ 260,868
Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower				95	287
Total consideration | ₱				₱ 1,133	₱ 4,054
Percentage of towers portfolio sale				85.00%	85.00%
SPAs [Member] | Assets and Liabilities Classified as Held-for-Sale [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value | ₱											₱ 7,125					₱ 7,125
TowerCos [Member] | MSAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower																4,665
Total consideration | ₱																₱ 60,492
Percentage of towers portfolio sale																79.00%
Sale and leaseback gain | ₱																₱ 24,563
Sale and leaseback gain after tax | ₱																₱ 18,783
Smart and DMPI [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower																4,665
Total consideration | ₱																₱ 60,492
Smart and DMPI [Member] | TowerCos [Member] | SPAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower								5,907
Total consideration | ₱								₱ 77,000
Smart and DMPI [Member] | TowerCos [Member] | SPAs [Member] | ISOC edotco Towers, Inc. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower								2,973
Smart and DMPI [Member] | TowerCos [Member] | SPAs [Member] | Comworks Infratech Corp. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower								2,934
Smart and DMPI [Member] | TowerCos [Member] | MSAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower						1,662
Smart and DMPI [Member] | TowerCos [Member] | MSAs [Member] | Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower			1,662
Net book value | ₱			₱ 21,309
Smart and DMPI [Member] | TowerCos [Member] | MSAs [Member] | Unity [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower						650
Leaseback period of towers sold						10 years
Number of commitment to place service orders of build-to-suit sites | Site						220
Number of committed build-to-suit sites | Site						2,270
Smart and DMPI [Member] | TowerCos [Member] | MSAs [Member] | Unity [Member] | Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower			650
Leaseback period of towers sold			10 years
Number of commitment to place service orders of build-to-suit sites | Site			220
Number of committed build-to-suit sites | Site				2,270
Smart and DMPI [Member] | TowerCos [Member] | MSAs [Member] | Frontier [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower						1,012
Leaseback period of towers sold						10 years
Number of points of service commitment to place service orders | Servicepoint						550
Number of committed build-to-suit sites | Site						2,270
Smart and DMPI [Member] | TowerCos [Member] | MSAs [Member] | Frontier [Member] | Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower			1,012
Leaseback period of towers sold			10 years
Number of points of service commitment to place service orders | Servicepoint				550
Number of committed build-to-suit sites | Site				2,270
Smart Inc [Member] | TowerCos [Member] | MSAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower											230	259	151	1,013	3,012
Leaseback period of towers sold								10 years
Information about sale and leaseback transactions																The sale and leaseback with the ToweCos is complemented by a commitment to place service orders for a total of 1,000 Build-To-Suit, or BTS, sites before December 31, 2025 and 50 comitted BTS sites each year for five years starting January 1, 2026, or another total of 500 BTS sites. Thus, total committed BTS sites with the TowerCos is 1,500. The closing of the agreements will be on a staggered basis depending on the satisfaction of closing conditions based on the number of towers transferred. The first closing commenced in June 2022, with the final closing in 2023.
Number of commitment to place service orders of build-to-suit sites | Site																500
Number of committed build-to-suit sites | Site								1,500
Smart Inc [Member] | TowerCos [Member] | MSAs [Member] | Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of commitment to place service orders of build-to-suit sites | Site	50	1,000
RFTI [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of build-to-suit sites ready for service | Site																106